Finance Leases (Tables)	12 Months Ended
Dec. 31, 2020
Finance Leases
Schedule of outstanding principal balances on finance lease facility

The outstanding principal balances on each finance lease facility as at December 31, 2020 and 2019 were as follows:

	As at December 31
	2020	2019
Japanese Leases No.1 and 2	26,531,100	31,398,900
Japanese Lease No.3	13,119,000	15,498,000
CMBFL Leases No.1 to 4	72,459,942	79,896,836
Ocean Yield ASA	55,729,620	61,153,740
Japanese Lease No.4	21,949,099	23,983,699
China Huarong Leases	41,992,081	46,717,764
Finance lease obligations	231,780,842	258,648,939
Amounts representing interest and deferred finance fees	(34,076,458)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	197,704,384	215,679,694
Current portion of finance lease obligations	19,084,775	18,650,022
Current portion of deferred finance fees	(630,553)	(674,700)
Non-current portion of finance lease obligations	181,250,674	200,335,437
Non-current portion of deferred finance fees	(2,000,512)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	197,704,384	215,679,694

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
December 31, 2020
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025	75,863,062
2026 - 2030	40,715,444
Finance lease obligations	231,780,842
Amounts representing interest and deferred finance fees	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	197,704,384

Schedule of Assets under Finance Leases

Assets recorded under finance leases consist of the following:

	As at December 31
	2020	2019
Vessels and vessel equipment, net of accumulated depreciation	282,930,184	296,708,230
Deferred drydock expenditures, net of accumulated amortization	2,751,781	4,419,417
Advances for ballast water systems	2,141,135	221,277
	287,823,100	301,348,924